Income Taxes (Details) $ in Millions	12 Months Ended
Jun. 30, 2023 USD ($)
Income Taxes [Abstract]
Operating loss carryforward	$ 1.6
Generally limited percentage	8.00%
Federal income taxes	$ 5.2
Amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction	$ 1.3